Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Performance units (PUs)
Share-based payments
Schedule of assumptions used in estimating fair value

	December 31,	December 31,
	2025	2024
	PUs	PUs
Risk free rate	4.18%	4.55%
Fair value (USD)	26.17	9.41
Share price (USD)	26.17	9.41
Performance multiplier percentage	26% - 83%	28%-110%
Volatility	1.85	0.77
January exercise price – 2021 awards (USD)	—	11.89
January exercise price – 2022 awards (USD)	9.18	11.89
April exercise price – 2023 awards (USD)	12.49	10.87
April exercise price – 2024 awards (USD)	12.49	—

Share units granted:	PUs	PUs
2021	—	38,737
2022	22,574	47,530
2023	61,073	96,040
2024	163,142	174,717
2025	159,346	—
Settlements/ terminations	(129,062)	(110,235)
Total awards outstanding	277,073	246,789

Equity-settled performance units (EPUs)
Share-based payments
Schedule of assumptions used in estimating fair value

Grant date	April 7, 2023	April 8, 2024	April 1, 2025
Number of units – remaining at reporting date	80,773	125,433	110,830
Share price (USD) - grant date	16.91	10.91	12.49
Fair value (USD) - grant date	15.33	9.53	10.06
Performance multiplier percentage at grant date	100%	100%	100%
Performance multiplier percentage at December 31, 2025	26%	83%	70%

Equity restricted share units (ERSUs)
Share-based payments
Schedule of assumptions used in estimating fair value

Grant date	April 1, 2025
Vesting dates(1)	third on each of the first business day in April 2026, 2027 and 2028
Number of units - remaining at reporting date	6,187
Share price (USD) - grant date	12.49
Fair value (USD) - grant date	12.49
Performance multiplier percentage at grant date	100%

(1)	The ERSUs will vest in three tranches on April 1, 2026, 2027 and 2028.